BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

NOTE 3. BASIS OF PRESENTATION

Statement of Compliance and Basis of Presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

These consolidated financial statements have been prepared on an historical cost basis except for items disclosed herein at fair value (see Note 15, “Financial Instruments and Risk Management”). In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company has only one reportable operating segment.

These consolidated financial statements were approved and authorized for issuance by the Audit Committee (the “Audit Committee”) of the Board of Directors (the “Board”) on July 25, 2025.

Revision of prior period financial statements

A revision was made to correct an overstatement of operating expense in the statement of operations for the interim reporting periods ended June 30, 2024 and September 30, 2024 for options forfeited in those periods. The correcting adjustment recorded for these periods resulted in decreased share-based compensation expense, share option reserve for share-based payments and accumulated deficit in equal amounts. All adjustments resulted in a net zero impact on total stockholders’ deficit.

The table below illustrate the revisions discussed above in each respective period (in thousands, except per share data):

	Three Months Ended			Three Months Ended			Six Months Ended
	June 30, 2024			September 30, 2024			September 30, 2024
	As Filed	Adjustment	Adjusted	As Filed	Adjustment	Adjusted	As Filed	Adjustment	Adjusted
Consolidated Statements of Financial Position

Share option reserve	$23,985	$(297)	$23,688	$24,126	$(633)	$23,493	$24,126	$(633)	$23,493
Accumulated deficit	(240,974)	297	(240,677)	(242,334)	633	(241,701)	(242,334)	633	(241,701)

Consolidated Statements of Operations and Other Comprehensive Loss
General and administrative expense	1,534	(297)	1,237	881	(336)	545	2,415	(633)	1,782
Loss from operations	2,839	(297)	2,542	1,604	(336)	1,268	4,443	(633)	3,810
Loss before provision for income taxes	1,662	(297)	1,365	1,362	(336)	1,026	3,024	(633)	2,391
Net loss	1,664	(297)	1,367	1,362	(336)	1,026	3,026	(633)	2,393
Comprehensive loss	1,664	(297)	1,367	1,362	(336)	1,026	3,026	(633)	2,393

(Loss) income per share
Basic and Diluted*	$(1.58)	$0.28	$(1.30)	$(1.26)	$0.31	$(0.95)	$(2.84)	$0.60	$(2.24)

Consolidated Statements of Equity
Share option reserve	23,985	(297)	23,688	24,126	(633)	23,493	24,126	(633)	23,493
Accumulated deficit	(240,974)	297	(240,677)	(242,334)	633	(241,701)	(242,334)	633	(241,701)

Consolidated Statements of Cash Flows
Net loss	1,664	(297)	1,367	1,362	(336)	1,026	3,026	(633)	2,393
Share-based compensation expense	144	(297)	(153)	141	(336)	(195)	285	(633)	(348)

Consolidation

The consolidated financial statements include the accounts of the Company and:

(a)	SalvaRx, a wholly-owned subsidiary, incorporated on May 6, 2015 in the British Virgin Islands;

(b)	iOx, a wholly-owned subsidiary incorporated in the United Kingdom (“U.K.”) on February 10, 2015. In September 2021, the Company, through SalvaRx, exchanged certain notes, accrued interest, warrants and receivables in exchange for shares of iOx representing 17.83% of the outstanding shares of iOx. As a result of this exchange, the Company, through SalvaRx, increased its ownership of iOx from 60.49% to 78.32%. On July 18, 2022, the Company purchased the remaining 21.68% non-controlling interest of iOx. See Note 14, “Related Party Transactions – Share Exchange Agreement – iOx,” for a further discussion. The Company’s 44% interest in Stimunity was transferred from Portage to iOx in December 2023 and was increased to 48.9% upon the conversion of the convertible note to equity;

(c)	Saugatuck, a 70% owned subsidiary through SalvaRx incorporated in the British Virgin Islands. “Saugatuck and subsidiary” refers to Saugatuck and Saugatuck Rx LLC;

(d)	PDS, a wholly-owned subsidiary incorporated in Delaware, which provides human resources, and other services to each operating subsidiary via a shared services agreement;

(e)	SalvaRx LLC, a wholly-owned subsidiary through SalvaRx incorporated in Delaware;

(f)	Saugatuck Rx LLC, a wholly-owned subsidiary of Saugatuck incorporated in Delaware; and

(g)	Tarus Therapeutics, LLC (“Tarus”), a wholly-owned subsidiary incorporated in Delaware.

All inter-company balances and transactions have been eliminated in consolidation.

Non-controlling interest in the equity of a subsidiary is accounted for and reported as a component of stockholders’ equity. As of March 31, 2025, non-controlling interest represents the 30% shareholder ownership interest in Saugatuck and subsidiary, which is consolidated by the Company. See Note 14, “Related Party Transactions – Share Exchange Agreement – iOx” for a discussion of the Company’s purchase of the balance of the non-controlling interest in iOx.

Functional and Presentation Currency

The Company’s functional and presentation currency is the United States Dollar (“US$”, “$”).

Use of Estimates and Judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas where estimates are made include valuation of financial instruments (including the Stimunity Convertible Note) (as defined below), deferred tax assets and liabilities, warrant liabilities, research and development costs, fair value used for acquisition of intangible assets, contingent consideration assumed and measurement of share-based compensation. Significant areas where critical judgments are applied include assessment of impairment of investments, in-process research and development and warrant liabilities.

Transactions with Non-controlling Interests

Changes in the Company’s ownership interest in a subsidiary corporation that do not result in a loss of control over the subsidiary corporation are accounted for as transactions with equity owners of the Company. Any difference between the change in the carrying amounts of the non-controlling interest and the fair value of the consideration paid or received is recognized within equity attributable to the equity holders of the Company.

Reclassifications

Certain prior year amounts between research and development costs and general and administrative expenses have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.